SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2013
SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Use of estimates
Use of estimates:

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates, judgments and assumptions. The Company's management believes that the estimates, judgments and assumptions used are reasonable based upon information available at the time they are made. These estimates, judgments and assumptions can affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the dates of the financial statements, and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

Principles of consolidation
Principles of consolidation:

The consolidated financial statements include the financial statements of the Company and its subsidiaries. All intercompany transactions and balances have been eliminated in consolidation.

Loss per share
Loss per share:

Basic and diluted losses per Ordinary Share of the Company ("Ordinary Shares") are presented in conformity with ASC 260 "Earnings Per Share", for all periods presented. Basic loss per Ordinary Share is computed by dividing net loss for each reporting period by the weighted average number of Ordinary Shares outstanding during the period. Diluted loss per Ordinary Share is computed by dividing net loss for each reporting period by the weighted average number of Ordinary Shares outstanding during the period plus any additional Ordinary Shares that would have been outstanding if potentially dilutive securities had been exercised during the period, calculated under the treasury stock method.

Certain securities were not included in the computation of diluted loss per share since they were anti-dilutive. The total number of shares related to the outstanding options and warrants excluded from the calculation of diluted net loss per share was 1,790,999 and 1,090,809 for the six month ended June 30, 2013 and 2012, respectively.